SUBSEQUENT EVENTS (Details Narrative) - shares	Oct. 23, 2023	Sep. 30, 2023	Jul. 19, 2023	Jul. 04, 2023	Apr. 04, 2023	Jan. 03, 2023	Jul. 04, 2022	Jan. 13, 2022
IfrsStatementLineItems [Line Items]
Number of common shares issued		39,643,681	1,733,334	10,961	6,727	6,727	6,727	40,983
Events occurring after reporting date [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	24,869